Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Equity-Income Portfolio
September 30, 2021
VIPEI-NPRT3-1121
1.808778.117
Common Stocks - 98.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.6%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	558,670	15,089,677
Verizon Communications, Inc.	616,760	33,311,208
		48,400,885
Entertainment - 1.9%
The Walt Disney Co. (a)	671,597	113,614,064
Interactive Media & Services - 1.4%
Alphabet, Inc. Class A (a)	30,788	82,312,334
Media - 3.4%
Comcast Corp. Class A	1,927,833	107,823,700
Interpublic Group of Companies, Inc.	1,417,273	51,971,401
Shaw Communications, Inc. Class B	543,900	15,811,146
WPP PLC	2,261,200	30,294,583
		205,900,830
Wireless Telecommunication Services - 1.1%
Rogers Communications, Inc. Class B (non-vtg.)	116,700	5,449,870
T-Mobile U.S., Inc. (a)	495,818	63,345,708
		68,795,578
TOTAL COMMUNICATION SERVICES		519,023,691
CONSUMER DISCRETIONARY - 6.3%
Hotels, Restaurants & Leisure - 1.2%
McDonald's Corp.	303,880	73,268,507
Household Durables - 0.6%
Tempur Sealy International, Inc.	824,100	38,246,481
Internet & Direct Marketing Retail - 0.3%
eBay, Inc.	234,698	16,351,410
Multiline Retail - 1.4%
Kohl's Corp.	594,600	27,999,714
Nordstrom, Inc. (a)(b)	367,500	9,720,375
Target Corp.	208,608	47,723,252
		85,443,341
Specialty Retail - 2.0%
Best Buy Co., Inc.	169,900	17,960,129
Burlington Stores, Inc. (a)	117,878	33,426,664
Dick's Sporting Goods, Inc. (b)	175,700	21,043,589
Lowe's Companies, Inc.	84,872	17,217,134
The Home Depot, Inc.	50,107	16,448,124
TJX Companies, Inc.	233,274	15,391,419
		121,487,059
Textiles, Apparel & Luxury Goods - 0.8%
PVH Corp. (a)	171,500	17,628,485
Tapestry, Inc.	740,900	27,428,118
		45,056,603
TOTAL CONSUMER DISCRETIONARY		379,853,401
CONSUMER STAPLES - 8.0%
Beverages - 2.3%
Diageo PLC	649,000	31,421,339
Keurig Dr. Pepper, Inc.	1,291,000	44,100,560
The Coca-Cola Co.	1,180,846	61,958,990
		137,480,889
Food & Staples Retailing - 2.0%
BJ's Wholesale Club Holdings, Inc. (a)	399,405	21,935,323
Costco Wholesale Corp.	64,100	28,803,335
Walmart, Inc.	534,845	74,546,696
		125,285,354
Food Products - 1.8%
Bunge Ltd.	211,900	17,231,708
Lamb Weston Holdings, Inc.	367,000	22,522,790
Mondelez International, Inc.	909,571	52,918,841
Nestle SA (Reg. S)	134,007	16,146,513
		108,819,852
Household Products - 1.9%
Procter & Gamble Co.	811,744	113,481,811
TOTAL CONSUMER STAPLES		485,067,906
ENERGY - 5.9%
Oil, Gas & Consumable Fuels - 5.9%
Canadian Natural Resources Ltd. (b)	857,400	31,348,645
ConocoPhillips Co.	528,404	35,809,939
Enterprise Products Partners LP	1,297,144	28,070,196
Exxon Mobil Corp.	1,904,066	111,997,162
Hess Corp.	249,600	19,496,256
Imperial Oil Ltd. (b)	963,135	30,439,203
Phillips 66 Co.	400,700	28,061,021
Suncor Energy, Inc.	1,883,300	39,045,838
Thungela Resources Ltd. (a)(b)	50,370	311,107
Valero Energy Corp.	416,734	29,408,918
		353,988,285
FINANCIALS - 20.7%
Banks - 13.8%
Bank of America Corp.	4,042,009	171,583,282
Citigroup, Inc.	1,239,199	86,966,986
Huntington Bancshares, Inc.	2,603,370	40,248,100
JPMorgan Chase & Co.	1,378,675	225,675,307
M&T Bank Corp.	501,867	74,948,818
PNC Financial Services Group, Inc. (b)	482,200	94,337,608
Wells Fargo & Co.	3,002,968	139,367,745
		833,127,846
Capital Markets - 1.7%
BlackRock, Inc. Class A	66,354	55,648,446
KKR & Co. LP	724,636	44,115,840
		99,764,286
Consumer Finance - 1.7%
Capital One Financial Corp.	622,516	100,828,917
Insurance - 3.5%
American Financial Group, Inc.	265,600	33,420,448
American International Group, Inc.	442,100	24,266,869
Chubb Ltd.	322,482	55,944,177
Hartford Financial Services Group, Inc.	455,200	31,977,800
Old Republic International Corp.	1,065,000	24,633,450
The Travelers Companies, Inc.	280,340	42,614,483
		212,857,227
TOTAL FINANCIALS		1,246,578,276
HEALTH CARE - 17.2%
Biotechnology - 2.2%
AbbVie, Inc.	525,739	56,711,466
Amgen, Inc.	354,175	75,315,314
		132,026,780
Health Care Equipment & Supplies - 2.3%
Danaher Corp.	463,768	141,189,530
Health Care Providers & Services - 2.9%
Cigna Corp.	233,209	46,679,113
UnitedHealth Group, Inc.	332,312	129,847,591
		176,526,704
Pharmaceuticals - 9.8%
AstraZeneca PLC (United Kingdom)	535,236	64,505,432
Bristol-Myers Squibb Co.	1,618,837	95,786,585
Eli Lilly & Co.	411,758	95,136,686
Johnson & Johnson	814,196	131,492,654
Merck & Co., Inc.	852,000	63,993,720
Roche Holding AG (participation certificate)	167,171	61,012,395
Sanofi SA	817,655	78,710,782
		590,638,254
TOTAL HEALTH CARE		1,040,381,268
INDUSTRIALS - 10.8%
Aerospace & Defense - 2.1%
Huntington Ingalls Industries, Inc.	70,700	13,649,342
Northrop Grumman Corp.	142,801	51,429,780
The Boeing Co. (a)	275,400	60,571,476
		125,650,598
Air Freight & Logistics - 1.4%
Deutsche Post AG	452,669	28,386,789
United Parcel Service, Inc. Class B	303,214	55,215,269
		83,602,058
Building Products - 0.8%
Johnson Controls International PLC	675,000	45,954,000
Electrical Equipment - 0.8%
AMETEK, Inc.	370,852	45,989,357
Industrial Conglomerates - 2.6%
General Electric Co.	715,620	73,730,329
Hitachi Ltd.	269,900	15,967,475
Roper Technologies, Inc.	118,294	52,774,502
Siemens AG	96,729	15,820,129
		158,292,435
Machinery - 2.4%
Crane Co.	186,400	17,672,584
Fortive Corp.	411,016	29,005,399
ITT, Inc.	370,852	31,833,936
Nordson Corp.	114,400	27,244,360
Otis Worldwide Corp.	508,630	41,850,076
		147,606,355
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	3,145	8,513,798
Trading Companies & Distributors - 0.3%
Watsco, Inc.	64,358	17,030,414
Transportation Infrastructure - 0.3%
Aena SME SA (a)(c)	124,300	21,442,255
TOTAL INDUSTRIALS		654,081,270
INFORMATION TECHNOLOGY - 10.6%
Communications Equipment - 1.8%
Cisco Systems, Inc.	2,008,054	109,298,379
IT Services - 2.6%
Accenture PLC Class A	142,900	45,716,568
Amdocs Ltd.	848,633	64,250,004
Genpact Ltd.	705,700	33,527,807
Visa, Inc. Class A	67,442	15,022,706
		158,517,085
Semiconductors & Semiconductor Equipment - 2.6%
NXP Semiconductors NV	360,300	70,571,961
Qualcomm, Inc.	204,040	26,317,079
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	533,142	59,525,304
		156,414,344
Software - 2.2%
Microsoft Corp.	292,950	82,588,464
NortonLifeLock, Inc.	688,500	17,419,050
Open Text Corp.	616,600	30,094,909
		130,102,423
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	222,829	31,530,304
Samsung Electronics Co. Ltd.	863,616	53,516,252
		85,046,556
TOTAL INFORMATION TECHNOLOGY		639,378,787
MATERIALS - 2.8%
Chemicals - 1.2%
Linde PLC	219,189	64,305,669
Nutrien Ltd.	102,600	6,659,360
		70,965,029
Containers & Packaging - 1.3%
Crown Holdings, Inc.	431,759	43,512,672
Packaging Corp. of America	261,200	35,899,328
		79,412,000
Metals & Mining - 0.3%
Anglo American PLC (United Kingdom)	452,900	15,873,535
Lundin Mining Corp.	696,400	5,008,846
		20,882,381
TOTAL MATERIALS		171,259,410
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.4%
American Tower Corp.	148,773	39,485,842
Lamar Advertising Co. Class A	608,500	69,034,325
Public Storage	116,696	34,670,382
		143,190,549
UTILITIES - 5.4%
Electric Utilities - 2.8%
Exelon Corp.	786,349	38,012,111
NextEra Energy, Inc.	1,100,216	86,388,960
NRG Energy, Inc.	871,329	35,576,363
PG&E Corp. (a)	1,081,900	10,386,240
		170,363,674
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp.	1,506,001	25,752,617
Multi-Utilities - 2.2%
Ameren Corp.	345,558	27,990,198
CenterPoint Energy, Inc.	1,065,668	26,215,433
Dominion Energy, Inc.	658,800	48,105,576
WEC Energy Group, Inc.	339,625	29,954,925
		132,266,132
TOTAL UTILITIES		328,382,423
TOTAL COMMON STOCKS (Cost $4,097,708,243)		5,961,185,266

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (d)	70,896,556	70,910,736
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	34,783,211	34,786,689
TOTAL MONEY MARKET FUNDS (Cost $105,695,766)		105,697,425

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $4,203,404,009)	6,066,882,691
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(29,582,269)
NET ASSETS - 100.0%	6,037,300,422

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,442,255 or 0.4% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	102,597,532	438,365,505	470,052,433	40,820	1,599	(1,467)	70,910,736	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	32,151,844	446,997,883	444,363,038	51,867	-	-	34,786,689	0.1%
Total	134,749,376	885,363,388	914,415,471	92,687	1,599	(1,467)	105,697,425

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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